Capital Contributions	12 Months Ended
Sep. 30, 2023
Capital Contributions [Abstract]
CAPITAL CONTRIBUTIONS	NOTE 14. CAPITAL CONTRIBUTIONS During the year ended September 30, 2023, the Company’s shareholder, Chan Ming Dave, made capital contributions of HK$4,961,320 to the Company.